                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Advent International Corporation
Address: 75 State Street
         Boston, MA 02109

13F File Number: 28-6054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Jarlyth H. Gibson
Title: Assistant Compliance Officer
Phone: (617) 951-9493

Signature, Place, and Date of Signing:


/s/ Jarlyth H. Gibson                      Boston, MA    July 21, 2008
---------------------------------------   ------------   -------------
[Signature]                               [City, State]  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            7
Form 13F Information Table Value Total:     $536,999
                                          (thousands)

                           FORM 13F INFORMATION TABLE



         COLUMN 1                COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            VALUE      SHRS OR    SH/PUT   INVESTMENT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT    PRN CALL DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACHILLION PHARMACEUTICALS, INC.         COMMON  00448Q-20-1    2,490     1,116,432               SOLE           1,116,432
------------------------------------------------------------------------------------------------------------------------------------
ANESIVA INC.                            COMMON  03460L-10-0    3,281     1,112,286               SOLE           1,112,286
------------------------------------------------------------------------------------------------------------------------------------
ASPEN TECHNOLGY, INC.                   COMMON  045327-10-3  392,514    29,512,336               SOLE          29,512,336
------------------------------------------------------------------------------------------------------------------------------------
KIRKLAND'S INC.                         COMMON  497498-10-5    8,660     3,849,032               SOLE           3,849,032
------------------------------------------------------------------------------------------------------------------------------------
LULULEMON ATHLETICA, INC.               COMMON  550021-10-9  128,410     4,418,790               SOLE           4,418,790
------------------------------------------------------------------------------------------------------------------------------------
MTI TECHNOLOGY, CORP.                   COMMON  553903-10-5        7    17,192,037               SOLE          17,192,037
------------------------------------------------------------------------------------------------------------------------------------
TORREYPINES THERAPEUTICS, INC.          COMMON  89235K-10-5    1,637     1,320,317               SOLE           1,320,317
------------------------------------------------------------------------------------------------------------------------------------
                                                             536,999